Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 302,400,000.00
Previously Paid Amount	15,310.00
Total Fee Amount	43,261.44
Total Offset Amount	0.00
Net Fee	$ 27,951.44